UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06351
Green Century Funds
(Exact name of registrant as specified in charter)

114 State Street
Suite 200
Boston, MA 02109
(Address of principal executive offices)
Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 482-0800
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Item 1. Report to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Green Century Balanced Fund
Individual Investor Class/GCBLX
Annual Shareholder Report | July 31, 2025
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Individual Investor Class/GCBLX)	$149	1.46%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility.  We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks.  The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies.  The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds.  The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation.  Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
The fund’s performance for the year was shaped by its continued cautious positioning, a deliberate approach taken in light of anticipated economic challenges related to tariffs. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2024 to July 31, 2025.
Within equities, performance was influenced by the continuation of a highly concentrated market environment, with gains largely driven by a small number of very large-capitalization companies. And although the administration initially introduced reduced clean energy incentives, the potential for interest rate cuts continued to support the interest-rate-sensitive clean energy stocks.
Our fixed income exposure outperformed the benchmark for the year, supported by our structural overweight to corporate bonds relative to government bonds. The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Individual Investor Class/GCBLX)	4.64%	6.88%	6.68%
S&P 500 Index Benchmark[1,2]	16.33%	15.88%	13.66%
Custom Balanced Index[3,4]	10.99%	9.61%	8.93%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 500 Index is an unmanaged index of 500 stocks
[3]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[4]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	104
Total advisory fees paid (net)	$2.5 mil.
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corporation	5.5%
NVIDIA Corporation	5.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.2%
Costco Wholesale Corporation	1.6%
Alphabet, Inc.	1.4%
Export Development Canada	1.4%
International Bank for Reconstruction & Development	1.3%
Netflix, Inc.	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Balanced Fund
Institutional Class/GCBUX
Annual Shareholder Report | July 31, 2025
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Institutional Class/GCBUX)	$119	1.16%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility.  We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks.  The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies.  The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds.  The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation.  Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
The fund’s performance for the year was shaped by its continued cautious positioning, a deliberate approach taken in light of anticipated economic challenges related to tariffs. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2024 to July 31, 2025.
Within equities, performance was influenced by the continuation of a highly concentrated market environment, with gains largely driven by a small number of very large-capitalization companies. And although the administration initially introduced reduced clean energy incentives, the potential for interest rate cuts continued to support the interest-rate-sensitive clean energy stocks.
Our fixed income exposure outperformed the benchmark for the year, supported by our structural overweight to corporate bonds relative to government bonds. The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Institutional Class/GCBUX)	4.94%	7.18%	6.83%
S&P 500 Index Benchmark[1,2]	16.33%	15.88%	13.66%
Custom Balanced Index[3,4]	10.99%	9.61%	8.93%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 500 Index is an unmanaged index of 500 stocks
[3]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[4]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	104
Total advisory fees paid (net)	$2.5 mil.
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corporation	5.5%
NVIDIA Corporation	5.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.2%
Costco Wholesale Corporation	1.6%
Alphabet, Inc.	1.4%
Export Development Canada	1.4%
International Bank for Reconstruction & Development	1.3%
Netflix, Inc.	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Equity Fund
Individual Investor Class/GCEQX
Annual Shareholder Report | July 31, 2025
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Individual Investor Class/GCEQX)	$129	1.20%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Investor share class of the Green Century Equity Fund returned 14.36%, for the one year period ended July 31, 2025. Over the same time period, the S&P 500 Index returned 16.33%. The strongest performing sectors in the Equity Fund were Information Technology, Financials, and Consumer Discretionary, which returned 27.5%, 20.3%, and 17.2%, respectively. The worst performing sectors were Health Care, Consumer Staples, and Utilities, which returned -10.7%, -7.5%, and 0.5% respectively, for the year. Within the S&P 500 Index, Communication Services, Information Technology, and Financials were the strongest performing sectors, gaining 31.3%, 23.6%, and 21.5%, respectively. The worst performing sectors were Health Care, Energy, and Materials, which returned
-11.3%, -5.4%, and -3.3%, respectively, for the year.
Energy Transfer
The Energy sector returned -3.25% over the trailing twelve-month period. Only the Health Care sector had worse performance.
U.S. Technology
U.S. technology and technology-like companies such as Netflix and Meta Platforms continued to drive strong returns within the U.S. market. The fund’s overweights to the Information Technology and Communication Services sectors continue to positively benefit the fund’s performance.
Old and New Economies
The fund remains relatively neutral in terms of relative sector weights to Financials, Utilities, Industrials, and Real Estate, which did not have material impacts on the fund’s performance, which was driven by relative sector differences amongst Information Technology, Health Care, Consumer Staples, and Communication Services.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Individual Investor Class/GCEQX)	14.36%	14.27%	12.90%
S&P 500 Index[1]	16.33%	15.88%	13.66%
[1]	The S&P 500 Index is an unmanaged index of 500 stocks
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$715 mil.
Total number of portfolio holdings	338
Total advisory fees paid (net)	$1.4 mil.
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	13.7%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	3.5%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Company (The)	1.4%
AbbVie, Inc.	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Equity Fund
Institutional Class/GCEUX
Annual Shareholder Report | July 31, 2025
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Institutional Class/GCEUX)	$97	0.90%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Institutional share class of the Green Century Equity Fund returned 14.71%, for the one year period ended July 31, 2025. Over the same time period, the S&P 500 Index returned 16.33%. The strongest performing sectors in the Equity Fund were Information Technology, Financials, and Consumer Discretionary, which returned 27.5%, 20.3%, and 17.2%, respectively. The worst performing sectors were Health Care, Consumer Staples, and Utilities, which returned -10.7%, -7.5%, and 0.5% respectively, for the year. Within the S&P 500 Index, Communication Services, Information Technology, and Financials were the strongest performing sectors, gaining 31.3%, 23.6%, and 21.5%, respectively. The worst performing sectors were Health Care, Energy, and Materials, which returned
-11.3%, -5.4%, and -3.3%, respectively, for the year.
Energy Transfer
The Energy sector returned -3.25% over the trailing twelve-month period. Only the Health Care sector had worse performance.
U.S. Technology
U.S. technology and technology-like companies such as Netflix and Meta Platforms continued to drive strong returns within the U.S. market. The fund’s overweights to the Information Technology and Communication Services sectors continue to positively benefit the fund’s performance.
Old and New Economies
The fund remains relatively neutral in terms of relative sector weights to Financials, Utilities, Industrials, and Real Estate, which did not have material impacts on the fund’s performance, which was driven by relative sector differences amongst Information Technology, Health Care, Consumer Staples, and Communication Services.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Institutional Class/GCEUX)	14.71%	14.62%	13.14%
S&P 500 Index[1]	16.33%	15.88%	13.66%
[1]	The S&P 500 Index is an unmanaged index of 500 stocks
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$715 mil.
Total number of portfolio holdings	338
Total advisory fees paid (net)	$1.4 mil.
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	13.7%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	3.5%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Company (The)	1.4%
AbbVie, Inc.	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century MSCI International Index Fund
Individual Investor Class/GCINX
Annual Shareholder Report | July 31, 2025
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	$131	1.28%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Investor share class of the Green Century MSCI International Index Fund returned 4.96%, for the one year period ended July 31, 2025. Over the same time period, the MSCI World ex USA Index returned 13.70%. The strongest performing sectors in the International Fund were Financials, Consumer Discretionary, and Industrials, which returned 27.2%, 14.0%, and 12.1%, respectively. The worst performing sectors were Health Care, Utilities, and Real Estate, which returned -35.6%, -9.8%, and +1.78% respectively, for the year. Within the MSCI World ex USA Index, Financials, Communication Services, and Industrials were the strongest performing sectors, gaining 36.2%, 29.0%, and 23.2%, respectively. The worst performing sectors were Health Care, Materials, and Consumer Discretionary, which returned -10.8%, 2.6%, and 3.6%, respectively, for the year.
Energy Transfer
Despite a positive return for the Energy sector during the trailing twelve-month period, the fund’s exclusion of larger companies that underperformed was beneficial to returns. The underweight to Utilities detracted from performance due to strong overall performance within the sector.
International Technology
Non-US IT companies had modest positive performance overall but with wide dispersion of performance within the sector, a departure from concentrated returns within the U.S. information technology sector.
Old and New Economies
The fund benefitted from overweights to Financials (slight overweights to Industrials and Materials) as well as underweights to Health Care. While overweight information technology, relative to the Index the impact was a slight drag on performance due to overweights to a few companies that underperformed.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	4.96%	6.51%	6.14%
MSCI World ex USA Index[2]	13.70%	10.65%	7.94%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$165 mil.
Total number of portfolio holdings	184
Total advisory fee paid (net)	$496 k.
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	4.4%
Unilever PLC	3.0%
Novo Nordisk A/S, Class B	2.9%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Sony Group Corporation	2.2%
ABB Ltd.	2.1%
Zurich Insurance Group AG	2.1%
AIA Group Ltd.	2.1%
RELX PLC	2.0%
Top Ten Country Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century MSCI International Index Fund
Institutional Class/GCIFX
Annual Shareholder Report | July 31, 2025
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	$101	0.98%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Institutional share class of the Green Century MSCI International Index Fund returned 5.24%, for the one year period ended July 31, 2025. Over the same time period, the MSCI World ex USA Index returned 13.70%. The strongest performing sectors in the International Fund were Financials, Consumer Discretionary, and Industrials, which returned 27.2%, 14.0%, and 12.1%, respectively. The worst performing sectors were Health Care, Utilities, and Real Estate, which returned -35.6%, -9.8%, and +1.78% respectively, for the year. Within the MSCI World ex USA Index, Financials, Communication Services, and Industrials were the strongest performing sectors, gaining 36.2%, 29.0%, and 23.2%, respectively. The worst performing sectors were Health Care, Materials, and Consumer Discretionary, which returned -10.8%, 2.6%, and 3.6%, respectively, for the year.
Energy Transfer
Despite a positive return for the Energy sector during the trailing twelve-month period, the fund’s exclusion of larger companies that underperformed was beneficial to returns. The underweight to Utilities detracted from performance due to strong overall performance within the sector.
International Technology
Non-US IT companies had modest positive performance overall but with wide dispersion of performance within the sector, a departure from concentrated returns within the U.S. information technology sector.
Old and New Economies
The fund benefitted from overweights to Financials (slight overweights to Industrials and Materials) as well as underweights to Health Care. While overweight information technology, relative to the Index the impact was a slight drag on performance due to overweights to a few companies that underperformed.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	5.24%	6.83%	6.44%
MSCI World ex USA Index[2]	13.70%	10.65%	7.94%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$165 mil.
Total number of portfolio holdings	184
Total advisory fee paid (net)	$496 k.
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	4.4%
Unilever PLC	3.0%
Novo Nordisk A/S, Class B	2.9%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Sony Group Corporation	2.2%
ABB Ltd.	2.1%
Zurich Insurance Group AG	2.1%
AIA Group Ltd.	2.1%
RELX PLC	2.0%
Top Ten Country Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

(b)	Not applicable.

Item 2. Code of Ethics

(a)	The registrant has adopted a Code of Ethics applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer or controller.

(c)	During the period covered by this report, there were no amendments to the provisions of the Code of Ethics referred to in Item 2(a) above.

(d)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the Code of Ethics referred to in Item 2(a) above.

(e)	Not applicable.

(f)	The Code of Ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the registrant has determined that Sanford Pooler, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Pooler is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

For the fiscal year ended 7/31/25: $119,800

For the fiscal year ended 7/31/24: $111,625

(b)

Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

For the fiscal year ended 7/31/25: $25,050

For the fiscal year ended 7/31/24: $23,850

(d)

All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)

The Charter of the Audit Committee of the Board requires that the Committee approve (a) all audit and permissible non-audit services to be provided to the Funds and (b) all permissible non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or administrator or any entity controlling, controlled by, or under common control with the investment adviser or administrator that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has the duty to consider whether the non-audit services provided by the Funds’ auditor to the Funds’ investment adviser, administrator, or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditor’s independence and to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service.

(e)(2)	Zero percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were the tax compliance, tax advice and tax planning fees listed in paragraph (c) of this Item and are as follows. No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

For the fiscal year ended 7/31/25: $25,050

For the fiscal year ended 7/31/24: $23,850

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Copy of the most recent financial statements:

Green Century Balanced Fund

(Individual Investor Class: GCBLX)

(Institutional Class: GCBUX)

Green Century Equity Fund

(Individual Investor Class: GCEQX)

(Institutional Class: GCEUX)

Green Century MSCI International Index Fund

(Individual Investor Class: GCINX)

(Institutional Class: GCIFX)

ANNUAL FINANCIALS AND OTHER INFORMATION

July 31, 2025

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2025

COMMON STOCKS — 62.3%
	SHARES	VALUE
Software & Services — 9.7%
Cadence Design Systems, Inc. (a)	8,359	$3,047,441
Intuit, Inc.	4,160	3,266,141
Microsoft Corporation	39,107	20,863,584
Palo Alto Networks, Inc. (a)	18,476	3,207,434
ServiceNow, Inc. (a)	4,349	4,101,629
Shopify, Inc., Class A (a)	19,159	2,341,421

		36,827,650

Semiconductors & Semiconductor Equipment — 7.3%
Analog Devices, Inc.	11,600	2,605,708
ASML Holding NV (b)	3,740	2,598,216
NVIDIA Corporation	115,759	20,590,053
NXP Semiconductors NV (b)	9,455	2,021,195

		27,815,172

Capital Goods — 6.6%
Deere & Company	4,061	2,129,467
Eaton Corporation PLC	10,408	4,004,166
Ferguson Enterprises, Inc.	15,607	3,485,511
MYR Group, Inc. (a)	14,633	2,831,486
Trane Technologies PLC	7,776	3,406,510
United Rentals, Inc.	3,116	2,751,241
Westinghouse Air Brake Technologies Corporation	12,138	2,331,103
Xylem, Inc.	27,149	3,926,288

		24,865,772

Media & Entertainment — 5.3%
Alphabet, Inc., Class A	62,283	11,952,108
Netflix, Inc. (a)	4,284	4,966,869
Spotify Technology SA (a)	5,107	3,199,740

		20,118,717

Banks — 3.5%
Bank of America Corporation	100,000	4,727,000
East West Bancorp, Inc.	41,298	4,140,124
PNC Financial Services Group, Inc. (The)	23,836	4,535,276

		13,402,400

Financial Services — 3.5%
Fiserv, Inc. (a)	11,012	1,530,007
Intercontinental Exchange, Inc.	17,678	3,267,425
Mastercard, Inc., Class A	14,830	8,400,750

		13,198,182

	SHARES	VALUE
Technology Hardware & Equipment — 3.3%
Apple, Inc.	60,169	$12,489,279

Consumer Discretionary Distribution & Retail — 2.9%
Home Depot, Inc. (The)	9,892	3,635,409
MercadoLibre, Inc. (a)(b)	1,232	2,924,632
TJX Companies, Inc. (The)	35,295	4,395,286
Tractor Supply Company	1,310	74,605

		11,029,932

Healthcare Equipment & Services — 2.8%
Alcon, Inc.	35,019	3,065,914
Elevance Health, Inc.	4,437	1,256,026
Intuitive Surgical, Inc. (a)	3,347	1,610,208
Stryker Corporation	5,859	2,301,005
UnitedHealth Group, Inc.	8,750	2,183,650

		10,416,803

Consumer Services — 2.5%
Booking Holdings, Inc.	510	2,807,071
Bright Horizons Family Solutions, Inc. (a)	20,925	2,366,617
Chipotle Mexican Grill, Inc. (a)	45,286	1,941,864
Marriott International, Inc., Class A	9,124	2,407,185

		9,522,737

Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corporation	6,640	6,239,210
Sysco Corporation	30,845	2,455,262

		8,694,472

Insurance — 2.2%
Arthur J. Gallagher & Company	7,712	2,215,272
Progressive Corporation (The)	15,121	3,659,887
Travelers Companies, Inc. (The)	9,008	2,344,242

		8,219,401

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
AstraZeneca PLC ADR (b)	36,787	2,688,762
Gilead Sciences, Inc.	28,375	3,186,229

		5,874,991

Renewable Energy & Energy Efficiency — 1.5%
First Solar, Inc. (a)	15,473	2,703,597
Ormat Technologies, Inc.	35,154	3,143,119

		5,846,716

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
Household & Personal Products — 1.2%
Procter & Gamble Company (The)	13,683	$2,058,881
Unilever PLC ADR (b)	39,856	2,328,786

		4,387,667

Materials — 1.1%
Avery Dennison Corporation	11,233	1,884,560
Ecolab, Inc.	9,358	2,449,550

		4,334,110

Consumer Durables & Apparel — 1.0%
Deckers Outdoor Corporation (a)	20,495	2,175,954
Lululemon Athletica, Inc. (a)	7,160	1,435,795

		3,611,749

Equity Real Estate Investment Trusts (REITs) — 0.8%
Equinix, Inc. REIT	2,596	2,038,301
Prologis, Inc. REIT	10,930	1,167,106

		3,205,407

Commercial & Professional Services — 0.8%
Verisk Analytics, Inc.	10,870	3,029,578

Utilities — 0.7%
American Water Works Company, Inc.	19,443	2,726,686

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc. (a)	9,787	2,646,013

Transportation — 0.6%
Union Pacific Corporation	10,254	2,276,080

Food & Beverage — 0.4%
McCormick & Company, Inc.	23,732	1,676,191

Total Common Stocks (Cost $115,224,383)		236,215,705

	PRINCIPAL AMOUNT

BONDS & NOTES — 36.8%
Green and Sustainability Bonds — 26.0%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$6,000,000	5,173,860
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,906,300

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Asian Development Bank 3.125%, due 9/26/28 (b)	$4,000,000	$3,906,020
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	4,000,000	3,444,044
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,952,270
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,172,971
Century Housing Corporation 5.40%, due 8/15/25	4,500,000	4,498,771
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	492,683
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,857,475
Export Development Canada 4.75%, due 6/5/34	5,000,000	5,150,380
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	5,000,000	5,002,850
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,843,419
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	3,000,000	2,622,120
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	4,000,000	4,022,956
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,388,900
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,456,947
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,332,625
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,488,543
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,836,335
Public Finance Authority 5.292%, due 7/1/29	3,000,000	3,039,930
Salesforce, Inc. 1.50%, due 7/15/28 (c)	4,500,000	4,183,258
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,888,688

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Starbucks Corporation 2.45%, due 6/15/26 (c)	$4,500,000	$4,426,357
United States International Development Finance Corporation 2.58%, due 7/15/38	2,445,737	2,116,751
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	2,955,498
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,280,554
Xylem, Inc. 2.25%, due 1/30/31 (c)	2,500,000	2,205,648

		98,646,153

U.S. Government Agencies — 5.9%
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	4,000,000	3,995,756
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,897,558
Federal Farm Credit Banks Funding Corporation 3.30%, due 3/23/32 (c)	5,000,000	4,682,080
Federal Home Loan Banks 4.75%, due 3/14/31	4,000,000	4,125,928
Federal Home Loan Banks 3.315%, due 11/13/35	5,000,000	4,443,255

		22,144,577

Community Development Financial Institutions — 3.7%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,492,083
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,754,826
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,970,668
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,983,090
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,462,012

	PRINCIPAL AMOUNT	VALUE
Community Development Financial Institutions — (continued)
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	$1,400,000	$1,374,831

		14,037,510

Capital Goods — 0.9%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (c)	3,500,000	3,435,055

Municipal — 0.3%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	989,094	983,050

Total Bonds & Notes (Cost $142,622,126)		139,246,345

SHORT-TERM INVESTMENTS — 0.7%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $2,630,940)		2,630,940

Total Short-term Investments (Cost $2,630,940)		2,630,940

TOTAL INVESTMENTS (f) — 99.8%
(Cost $260,477,449)		378,092,990
Other Assets Less Liabilities — 0.2%		790,784

NET ASSETS — 100.0%		$378,883,774

PLC	– Public Limited Company
ADR	– American Depository Receipt
REIT	– Real Estate Investment Trusts
LP	– Limited Partnership
LLC	– Limited Liability Company

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,456,947.

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2025	concluded

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)

The cost of investments for federal income tax purposes is $260,488,369 resulting in gross unrealized appreciation and depreciation of $128,094,321 and $10,489,700 respectively, or net unrealized appreciation of $117,604,621.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2025

COMMON STOCKS — 99.8%
	SHARES	VALUE
Software & Services — 20.8%
Accenture PLC, Class A (a)	17,125	$4,574,087
Adobe, Inc. (b)	11,637	4,162,439
Akamai Technologies, Inc. (b)	3,363	256,631
Atlassian Corporation, Class A (a)(b)	4,483	859,750
Autodesk, Inc. (b)	6,407	1,942,026
Automatic Data Processing, Inc.	10,813	3,346,623
Cadence Design Systems, Inc. (b)	7,747	2,824,324
Cognizant Technology Solutions Corporation, Class A	13,749	986,628
Dynatrace, Inc. (b)	9,070	477,173
Fidelity National Information Services, Inc.	13,071	1,037,968
Fortinet, Inc. (b)	18,941	1,892,206
Gen Digital, Inc.	15,617	460,545
HubSpot, Inc. (b)	1,275	662,554
Intuit, Inc.	7,576	5,948,145
Microsoft Corporation	184,364	98,358,194
Okta, Inc., Class A (b)	4,334	423,865
Paycom Software, Inc.	1,584	366,759
PayPal Holdings, Inc. (b)	25,094	1,725,463
PTC, Inc. (b)	3,677	789,856
Salesforce, Inc.	26,544	6,857,112
ServiceNow, Inc. (b)	5,702	5,377,670
Synopsys, Inc. (b)	5,474	3,467,615
Workday, Inc., Class A (b)	6,019	1,380,638
Zscaler, Inc. (b)	2,878	821,842

		149,000,113

Semiconductors & Semiconductor Equipment — 20.0%
Advanced Micro Devices, Inc. (b)	44,750	7,889,872
Analog Devices, Inc.	14,206	3,191,094
Applied Materials, Inc.	22,858	4,115,811
Intel Corporation	119,408	2,364,278
Lam Research Corporation	36,508	3,462,419
Microchip Technology, Inc.	15,626	1,056,161
NVIDIA Corporation	639,125	113,681,164
NXP Semiconductors NV (a)	8,276	1,769,161
ON Semiconductor Corporation (b)	13,087	737,583
Skyworks Solutions, Inc.	5,085	348,526
Texas Instruments, Inc.	25,478	4,613,047

		143,229,116

	SHARES	VALUE
Financial Services — 9.8%
Ally Financial, Inc.	6,979	$264,155
American Express Company	16,102	4,819,490
Ameriprise Financial, Inc.	2,978	1,543,170
Bank of New York Mellon Corporation (The)	19,167	1,944,492
BlackRock, Inc.	4,038	4,466,068
Cboe Global Markets, Inc.	2,651	638,997
Charles Schwab Corporation (The)	46,547	4,549,038
CME Group, Inc.	9,709	2,701,821
Equitable Holdings, Inc.	6,665	342,248
FactSet Research Systems, Inc.	907	365,430
Franklin Resources, Inc.	7,876	189,024
Intercontinental Exchange, Inc.	14,983	2,769,308
Invesco Ltd.	5,887	123,686
Mastercard, Inc., Class A	22,150	12,547,310
Moody’s Corporation	4,396	2,267,149
Morgan Stanley	33,636	4,791,785
Nasdaq, Inc.	10,356	996,454
Northern Trust Corporation	5,312	690,560
Raymond James Financial, Inc.	5,126	856,708
S&P Global, Inc.	8,639	4,760,953
State Street Corporation	8,390	937,583
Synchrony Financial	10,916	760,518
T. Rowe Price Group, Inc.	5,933	601,903
Visa, Inc., Class A	46,867	16,191,142
Voya Financial, Inc.	2,036	142,520

		70,261,512

Media & Entertainment — 8.8%
Alphabet, Inc., Class A	152,623	29,288,354
Alphabet, Inc., Class C	129,828	25,038,628
Electronic Arts, Inc.	7,484	1,141,235
John Wiley & Sons, Inc., Class A	1,598	61,683
New York Times Company (The), Class A	6,396	331,888
Omnicom Group, Inc.	6,551	472,000
Scholastic Corporation	1,655	40,829
Walt Disney Company (The)	48,413	5,766,472
Warner Bros Discovery, Inc. (b)	71,529	942,037
ZoomInfo Technologies, Inc. (b)	10,919	118,253

		63,201,379

Capital Goods — 5.4%
3M Company	14,473	2,159,661
A.O. Smith Corporation	3,359	237,784

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
Capital Goods — (continued)
AGCO Corporation	1,685	$198,779
Air Lease Corporation, Class A	1,953	108,196
Allegion PLC (a)	1,944	322,549
Axon Enterprise, Inc. (b)	2,004	1,514,002
Builders FirstSource, Inc. (b)	2,942	374,016
Carrier Global Corporation	21,437	1,471,007
CNH Industrial NV (a)	18,432	238,879
Deere & Company	6,995	3,667,968
Dover Corporation	3,887	704,091
Eaton Corporation PLC	10,868	4,181,137
EMCOR Group, Inc.	1,496	938,725
Fastenal Company	34,502	1,591,577
Ferguson Enterprises, Inc.	5,547	1,238,812
Fortive Corporation	7,597	364,124
Fortune Brands Innovations, Inc.	1,307	71,284
Granite Construction, Inc.	813	76,804
Hubbell, Inc.	1,387	606,785
IDEX Corporation	1,444	236,108
Illinois Tool Works, Inc.	8,108	2,075,405
Lennox International, Inc.	975	593,775
Lincoln Electric Holdings, Inc.	1,338	325,803
Masco Corporation	4,719	321,506
Middleby Corporation (The) (b)	1,216	176,563
Owens Corning	2,090	291,409
PACCAR, Inc.	14,446	1,426,687
Pentair PLC (a)	3,640	372,008
Quanta Services, Inc.	4,112	1,670,007
Rockwell Automation, Inc.	3,044	1,070,605
Roper Technologies, Inc.	3,272	1,800,909
Sensata Technologies Holding PLC	4,003	123,132
Snap-on, Inc.	1,323	424,934
Stanley Black & Decker, Inc.	3,879	262,414
Timken Company (The)	787	59,883
Trane Technologies PLC	6,250	2,738,000
United Rentals, Inc.	1,808	1,596,356
W.W. Grainger, Inc.	1,376	1,430,407
Westinghouse Air Brake Technologies Corporation	4,239	814,100
Xylem, Inc.	6,520	942,922

		38,819,113

Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
AbbVie, Inc.	47,251	8,931,384
Agilent Technologies, Inc.	7,675	881,167
Amgen, Inc.	14,420	4,255,342

	SHARES	VALUE
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Biogen, Inc. (b)	3,795	$485,760
BioMarin Pharmaceutical, Inc. (b)	4,990	288,672
Bio-Techne Corporation	3,391	185,589
Bristol-Myers Squibb Company	53,742	2,327,566
Danaher Corporation	17,405	3,431,570
Gilead Sciences, Inc.	33,446	3,755,651
Illumina, Inc. (b)	3,790	389,271
IQVIA Holdings, Inc. (b)	4,404	818,527
Jazz Pharmaceuticals PLC (a)(b)	1,058	121,279
Merck & Company, Inc.	68,713	5,367,860
Mettler-Toledo International, Inc. (b)	580	715,534
Vertex Pharmaceuticals, Inc. (b)	6,883	3,144,636
Waters Corporation (b)	1,229	354,886
Zoetis, Inc.	11,800	1,720,322

		37,175,016

Renewable Energy & Energy Efficiency — 3.7%
Acuity, Inc.	764	237,871
First Solar, Inc. (b)	3,066	535,722
Itron, Inc. (b)	1,131	140,855
Johnson Controls International, PLC (a)	17,112	1,796,760
Ormat Technologies, Inc.	1,011	90,394
Tesla, Inc. (b)	77,677	23,945,489

		26,747,091

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corporation REIT	12,577	2,620,921
AvalonBay Communities, Inc. REIT	3,485	649,186
BXP, Inc. REIT	3,231	211,404
CBRE Group, Inc., Class A (b)	8,967	1,396,521
COPT Defense Properties REIT	1,146	31,263
Crown Castle, Inc. REIT	11,402	1,198,236
Digital Realty Trust, Inc. REIT	9,199	1,623,072
Equinix, Inc. REIT	2,464	1,934,659
Equity Residential REIT	8,421	532,207
Federal Realty Investment Trust REIT	924	85,156
Healthpeak Properties, Inc.	13,234	224,184
Host Hotels & Resorts, Inc. REIT	19,368	304,465
Iron Mountain, Inc. REIT	7,931	772,162

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — (continued)
Jones Lang LaSalle, Inc. (b)	1,577	$426,358
Macerich Company (The) REIT	6,763	113,010
Prologis, Inc. REIT	25,901	2,765,709
SBA Communications Corporation, Class A REIT	2,712	609,441
Simon Property Group, Inc. REIT	8,860	1,451,179
UDR, Inc. REIT	3,412	134,057
Ventas, Inc. REIT	11,257	756,245
Welltower, Inc. REIT	18,203	3,004,769

		20,844,204

Consumer Services — 2.9%
Aramark	6,130	260,893
Booking Holdings, Inc.	915	5,036,215
Darden Restaurants, Inc.	3,006	606,220
Domino’s Pizza, Inc.	851	394,192
Hilton Worldwide Holdings, Inc.	6,861	1,839,297
Jack in the Box, Inc.	207	4,078
Marriott International, Inc., Class A	6,914	1,824,120
McDonald’s Corporation	18,888	5,667,722
Royal Caribbean Cruises Ltd.	7,387	2,348,106
Starbucks Corporation	30,837	2,749,427
Vail Resorts, Inc.	592	88,954

		20,819,224

Healthcare Equipment & Services — 2.9%
Align Technology, Inc. (b)	1,933	249,376
Becton, Dickinson & Company	7,556	1,346,857
Cardinal Health, Inc.	6,937	1,076,761
Cencora, Inc.	5,397	1,543,974
Centene Corporation (b)	13,260	345,688
Cigna Group (The)	7,359	1,967,649
Cooper Cos., Inc. (The) (b)	4,649	328,638
DaVita, Inc. (b)	938	131,667
DENTSPLY SIRONA, Inc.	3,941	56,396
Dexcom, Inc. (b)	10,490	847,277
Edwards Lifesciences Corporation (b)	16,729	1,326,777
Elevance Health, Inc.	6,229	1,763,305
HCA Healthcare, Inc.	5,192	1,837,916
Henry Schein, Inc. (b)	2,611	176,634
Hologic, Inc. (b)	4,067	271,757
Humana, Inc.	3,244	810,578
IDEXX Laboratories, Inc. (b)	2,306	1,232,119

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Insulet Corporation (b)	1,861	$536,712
Labcorp Holdings, Inc.	2,089	543,307
Pediatrix Medical Group, Inc. (b)	1,578	19,331
Quest Diagnostics, Inc.	2,833	474,273
ResMed, Inc.	4,268	1,160,640
Select Medical Holdings Corporation	1,031	15,249
STERIS PLC	2,397	542,897
Teladoc Health, Inc. (b)	2,971	21,421
Veeva Systems, Inc., Class A (b)	4,178	1,187,388
West Pharmaceutical Services, Inc.	1,848	442,152
Zimmer Biomet Holdings, Inc.	4,538	415,908

		20,672,647

Food & Beverage — 2.8%
Bunge Global SA	3,671	292,799
Campbell Soup Company (The)	1,763	56,275
Coca-Cola Company (The)	112,389	7,630,089
Conagra Brands, Inc.	7,849	143,323
Darling Ingredients, Inc. (b)	3,614	117,021
General Mills, Inc.	13,160	644,577
Hormel Foods Corporation	7,838	220,169
Ingredion, Inc.	1,433	188,497
JM Smucker Company (The)	1,517	162,835
Kellanova	7,176	572,860
Keurig Dr Pepper, Inc.	33,364	1,089,335
Kraft Heinz Company (The)	23,336	640,807
Lamb Weston Holdings, Inc.	3,449	196,834
McCormick & Company, Inc.	5,559	392,632
Mondelez International, Inc., Class A	34,906	2,258,069
PepsiCo, Inc.	38,084	5,252,545

		19,858,667

Consumer Discretionary Distribution & Retail — 2.6%
AutoNation, Inc. (b)	278	53,554
Best Buy Company, Inc.	5,363	348,917
Buckle, Inc. (The)	839	41,421
CarMax, Inc. (b)	4,038	228,591
Foot Locker, Inc. (b)	2,330	58,343
GameStop Corporation, Class A (b)	11,185	251,103
Gap, Inc. (The)	4,332	84,301
Home Depot, Inc. (The)	27,156	9,980,102
Kohl’s Corporation	1,112	12,054
LKQ Corporation	5,185	152,802

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Lowe’s Companies, Inc.	15,502	$3,465,782
Pool Corporation	722	222,477
Signet Jewelers Ltd.	1,155	91,360
Target Corporation	12,458	1,252,029
Tractor Supply Company	14,062	800,831
Ulta Beauty, Inc. (b)	1,310	674,663
Williams-Sonoma, Inc.	3,234	604,920

		18,323,250

Insurance — 2.4%
Allstate Corporation (The)	6,958	1,414,214
Arthur J. Gallagher & Company	6,665	1,914,521
Chubb Ltd. (a)	10,262	2,730,102
Hartford Insurance Group, Inc. (The)	7,171	892,001
Lincoln National Corporation	2,592	98,781
Marsh & McLennan Companies, Inc.	13,054	2,600,357
Principal Financial Group, Inc.	5,857	455,850
Progressive Corporation (The)	16,287	3,942,105
Prudential Financial, Inc.	8,165	845,731
Travelers Companies, Inc. (The)	6,084	1,583,300
Willis Towers Watson PLC (a)	1,928	608,882

		17,085,844

Materials — 2.1%
Albemarle Corporation	2,565	174,035
Amcor PLC (a)	60,133	562,243
Avery Dennison Corporation	2,174	364,732
Axalta Coating Systems Ltd. (b)	2,208	62,531
Ball Corporation	7,599	435,119
Compass Minerals International, Inc. (b)	373	7,434
CRH PLC	19,507	1,861,943
H.B. Fuller Company	428	24,054
International Flavors & Fragrances, Inc.	5,800	411,974
Linde PLC (a)	13,086	6,022,962
Mosaic Company (The)	8,402	302,556
Newmont Corporation	30,300	1,881,630
PPG Industries, Inc.	5,464	576,452
Sealed Air Corporation	3,243	94,923
Sherwin-Williams Company (The)	6,500	2,150,720
Sonoco Products Company	2,893	130,387

		15,063,695

	SHARES	VALUE
Household & Personal Products — 2.0%
Church & Dwight Company, Inc.	5,982	$560,932
Clorox Company (The)	2,520	316,411
Colgate-Palmolive Company	22,385	1,876,982
Estee Lauder Companies, Inc. (The), Class A	6,147	573,761
Kimberly-Clark Corporation	9,104	1,134,541
Procter & Gamble Company (The)	64,705	9,736,161

		14,198,788

Technology Hardware & Equipment — 1.6%
Cognex Corporation	4,789	195,248
Corning, Inc.	22,038	1,393,683
Dell Technologies, Inc., Class C	8,740	1,159,711
F5, Inc. (b)	1,746	547,231
Flex Ltd. (b)	10,904	543,782
Hewlett Packard Enterprise Company	36,793	761,247
HP, Inc.	26,193	649,586
Keysight Technologies, Inc. (b)	4,654	762,837
Motorola Solutions, Inc.	4,574	2,007,895
NetApp, Inc.	5,645	587,814
TE Connectivity PLC (a)	9,190	1,890,843
Trimble, Inc. (b)	7,063	592,515
Zebra Technologies Corporation, Class A (b)	1,455	493,274

		11,585,666

Banks — 1.0%
Bank of Hawaii Corporation	607	37,561
Cathay General Bancorp	414	18,721
Citizens Financial Group, Inc.	11,348	541,527
Comerica, Inc.	2,008	135,681
Huntington Bancshares, Inc.	45,654	750,095
International Bancshares Corporation	526	35,863
KeyCorp	18,715	335,373
M&T Bank Corporation	4,255	802,918
Old National Bancorp	4,721	99,660
PNC Financial Services Group, Inc. (The)	11,568	2,201,043
Regions Financial Corporation	23,294	590,037
Truist Financial Corporation	34,803	1,521,239
Zions Bancorp N A	1,345	72,119

		7,141,837

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
Telecommunication Services — 0.7%
Lumen Technologies Inc. (b)	28,480	$126,736
Verizon Communications, Inc.	118,404	5,062,955

		5,189,691

Consumer Durables & Apparel — 0.7%
Capri Holdings Ltd. (a)(b)	2,975	54,115
Columbia Sportswear Company.	813	45,991
Deckers Outdoor Corporation (b)	4,597	488,064
Ethan Allen Interiors, Inc.	161	4,793
Garmin Ltd. (a)	4,288	938,043
Hasbro, Inc.	2,347	176,401
La-Z-Boy, Inc.	44	1,583
Mattel, Inc. (b)	7,909	134,532
Meritage Homes Corporation	872	58,720
Mohawk Industries, Inc. (b)	1,248	142,908
Newell Brands, Inc.	10,704	60,049
NIKE, Inc., Class B	32,302	2,412,636
PVH Corporation	916	67,253
Topgolf Callaway Brands Corporation (b)	2,538	23,477
Under Armour, Inc., Class A (b)	404	2,683
Under Armour, Inc., Class C (b)	10,090	63,567
VF Corporation	6,548	76,743
Whirlpool Corporation	1,306	108,450
Wolverine World Wide, Inc.	1,704	38,476

		4,898,484

Commercial & Professional Services — 0.6%
ASGN, Inc. (b)	664	33,293
Broadridge Financial Solutions, Inc.	2,623	649,219
Copart, Inc. (b)	28,036	1,270,872
Exponent, Inc.	1,789	123,369
Heidrick & Struggles International, Inc.	612	27,252
HNI Corporation	983	50,566
ICF International, Inc.	348	29,194
Interface, Inc.	738	15,218
Jacobs Solutions, Inc.	2,402	340,772
ManpowerGroup, Inc.	1,325	54,656
Robert Half, Inc.	96	3,543
Steelcase, Inc., Class A	621	6,415
Tetra Tech, Inc.	6,870	252,404
TransUnion	4,926	468,906
Veralto Corporation	6,468	678,040

		4,003,719

	SHARES	VALUE
Transportation — 0.5%
ArcBest Corporation	735	$53,751
Avis Budget Group, Inc. (b)	506	86,141
C.H. Robinson Worldwide, Inc.	3,134	361,413
Expeditors International of
Washington, Inc.	4,847	563,415
J.B. Hunt Transport Services, Inc.	2,089	300,921
Ryder System, Inc.	862	153,186
U-Haul Holding Company	2,116	110,032
United Parcel Service, Inc., Class B	20,444	1,761,455

		3,390,314

Automobiles & Components — 0.2%
Aptiv PLC (b)	6,162	422,960
Autoliv, Inc. (a)	1,888	210,606
BorgWarner, Inc.	5,322	195,850
Harley-Davidson, Inc.	2,603	63,331
Rivian Automotive, Inc., Class A (b)	19,934	256,550

		1,149,297

Consumer Staples Distribution & Retail — 0.1%
Sysco Corporation	11,863	944,295

Utilities — 0.1%
American Water Works Company, Inc.	5,035	706,108

Healthy Living — 0.0%
United Natural Foods, Inc. (b)	719	19,873

Total Common Stocks (Cost $246,488,339)		714,328,943

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,315,852)		1,315,852

Total Short-term Investments (Cost $1,315,852)		1,315,852

TOTAL INVESTMENTS (d) — 100.0%
(Cost $247,804,191)		715,644,795

Liabilites Less Other Assets — (0.0)%		(322,563)

NET ASSETS — 100.0%		$715,322,232

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2025	concluded

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)

The cost of investments for federal income tax purposes is $253,906,770 resulting in gross unrealized appreciation and depreciation of $478,344,687 and $16,606,662 respectively, or net unrealized appreciation of $461,738,025.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2025

COMMON STOCKS — 98.6%
	SHARES	VALUE
Japan — 22.8%
Ajinomoto Company, Inc.	30,900	$817,504
ANA Holdings, Inc.	5,500	101,984
Asahi Kasei Corporation	41,800	290,834
Bridgestone Corporation	19,500	788,779
Concordia Financial Group Ltd.	35,000	232,093
Daiwa Securities Group, Inc.	45,500	316,765
FANUC Corporation	32,331	899,997
Fujitsu Ltd.	60,100	1,309,213
Hankyu Hanshin Holdings, Inc.	7,900	205,887
Hitachi Ltd.	133,415	4,082,586
Hoya Corporation	11,801	1,488,847
JFE Holdings, Inc.	20,000	231,461
Kao Corp.	15,900	715,444
KDDI Corp.	104,734	1,718,854
LY Corporation	97,700	357,110
MatsukiyoCocokara & Company	11,200	229,989
MEIJI Holdings Company Ltd.	8,300	167,834
Mitsubishi Chemical Group Corporation	45,500	247,828
Mitsubishi Estate Company Ltd.	36,300	679,624
Nitto Denko Corporation	24,100	498,723
Nomura Research Institute Ltd.	12,914	511,013
Oriental Land Company Ltd.	36,900	759,790
Pan Pacific International Holdings Corporation	13,000	434,932
Rakuten Group, Inc. (a)	51,500	260,575
Recruit Holdings Company Ltd.	48,000	2,847,896
Ricoh Company Ltd.	18,800	164,848
Secom Company Ltd.	14,300	513,559
Sekisui House Ltd.	20,300	425,830
Shiseido Company Ltd.	13,900	225,952
SoftBank Corporation	977,270	1,411,996
Sompo Holdings, Inc.	30,384	895,935
Sony Group Corporation	148,680	3,576,247
Sumitomo Metal Mining Company, Ltd.	8,400	184,761
Sumitomo Mitsui Financial Group, Inc.	125,973	3,177,872
Sysmex Corporation	17,200	279,429
T&D Holdings, Inc.	16,700	407,793
Tokio Marine Holdings, Inc.	62,700	2,517,588
Tokyo Electron Ltd.	15,300	2,432,376
Tokyu Corp.	17,400	195,867
Toray Industries, Inc.	47,400	324,209
Unicharm Corporation	38,200	264,235

	SHARES	VALUE
Japan — (continued)
Yamaha Motor Company Ltd.	31,000	$224,218
ZOZO, Inc.	13,900	137,601

		37,555,878

Canada — 11.6%
Agnico Eagle Mines Ltd.	13,022	1,616,566
Bank of Nova Scotia (The)	29,643	1,649,234
CGI, Inc.	6,864	661,730
Dollarama, Inc.	9,457	1,292,557
Element Fleet Management Corporation	13,764	358,007
FirstService Corporation	1,418	279,507
iA Financial Corporation, Inc.	3,184	311,667
Metro, Inc.	7,118	544,278
National Bank of Canada	13,348	1,388,458
Open Text Corporation	8,839	260,143
RB Global, Inc.	6,319	684,209
Saputo, Inc.	8,414	176,466
Shopify, Inc. (a)	19,628	2,399,245
Sun Life Financial, Inc.	19,551	1,192,024
TELUS Corporation	17,045	274,570
Thomson Reuters Corporation	5,377	1,079,125
TMX Group Ltd.	9,494	386,036
Toronto-Dominion Bank (The)	30,106	2,192,767
West Fraser Timber Company Ltd.	1,817	125,968
Wheaton Precious Metals Corporation	15,487	1,416,363
WSP Global, Inc.	4,454	917,095

		19,206,015

United Kingdom — 10.5%
3i Group PLC	33,230	1,815,766
Admiral Group PLC	8,901	401,228
Auto Trader Group PLC (b)	29,993	331,119
Barratt Redrow PLC	46,433	228,657
Croda International PLC	4,574	157,427
Informa PLC	44,994	514,508
Intertek Group PLC	5,459	354,945
Kingfisher PLC	60,078	213,629
Land Securities Group PLC REIT	23,947	182,117
Legal & General Group PLC	200,278	677,565
London Stock Exchange Group PLC	16,270	1,983,240
M&G PLC	77,969	268,361
Mondi PLC	14,867	200,975
Pearson PLC	20,362	287,940
Phoenix Group Holdings PLC	23,689	207,163

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
United Kingdom — (continued)
RELX PLC	63,066	$3,276,992
Schroders PLC	25,219	129,629
Segro PLC REIT	43,785	373,167
Smiths Group PLC	11,466	355,175
Spirax Group PLC	2,552	213,268
Unilever PLC	85,394	4,954,623
Whitbread PLC	6,000	241,026

		17,368,520

Switzerland — 10.2%
ABB Ltd.	53,971	3,523,988
Alcon, Inc.	17,048	1,494,471
Banque Cantonale Vaudoise	1,040	120,346
DSM-Firmenich AG	6,342	609,316
Givaudan SA	315	1,316,729
Julius Baer Group Ltd.	7,024	475,245
Kuehne + Nagel International AG	1,640	334,341
Lonza Group AG	2,465	1,717,923
SGS SA	5,495	558,331
SIG Group AG (a)	10,649	172,277
Sonova Holding AG	1,728	470,346
Straumann Holding AG	3,804	463,451
Swiss Re AG	10,296	1,842,885
VAT Group AG (b)	919	321,804
Zurich Insurance Group AG	4,996	3,407,595

		16,829,048

France — 9.0%
Amundi SA (b)	2,064	152,526
AXA SA	60,483	2,937,515
Cie Generale des Etablissements Michelin SCA	22,895	814,496
Credit Agricole SA	36,151	665,322
Danone SA	22,037	1,803,380
Eurazeo SE	1,385	81,269
Hermes International SCA	1,081	2,643,486
Publicis Groupe SA	7,805	713,210
Rexel SA	7,609	229,970
Schneider Electric SE	18,663	4,829,700

		14,870,874

Netherlands — 8.2%
Akzo Nobel NV	5,818	365,367
Argenx SE (a)	2,084	1,399,630
ASML Holding NV	10,496	7,274,257
Koninklijke KPN NV	132,773	593,138

	SHARES	VALUE
Netherlands — (continued)
Prosus NV (a)	44,656	$2,550,926
Wolters Kluwer NV	8,140	1,267,835

		13,451,153

Australia — 5.8%
ASX Ltd.	6,603	295,966
BlueScope Steel Ltd.	14,826	224,760
Brambles Ltd.	46,910	717,677
Cochlear Ltd.	2,232	455,657
CSL Ltd.	16,527	2,858,831
Evolution Mining Ltd.	68,400	309,552
Goodman Group	69,324	1,549,938
Northern Star Resources Ltd.	46,366	460,648
QBE Insurance Group Ltd.	51,573	765,024
Suncorp Group Ltd.	36,971	495,574
Transurban Group	106,056	938,549
WiseTech Global Ltd.	6,851	518,881

		9,591,057

Denmark — 5.5%
DSV A/S	6,975	1,562,981
Genmab A/S (a)	2,187	470,852
Novo Nordisk A/S, Class B	104,493	4,859,723
Novonesis (Novozymes) B	12,030	778,306
Pandora A/S.	2,799	462,099
Tryg A/S	11,582	279,378
Vestas Wind Systems A/S	34,447	628,932

		9,042,271

Germany — 3.2%
adidas AG	5,834	1,115,009
Deutsche Boerse AG	6,428	1,860,120
GEA Group AG	4,999	359,068
Henkel AG & Company KGaA	3,556	252,860
Henkel AG & Company KGaA (c)	5,763	444,077
LEG Immobilien SE	2,505	198,824
Merck KGaA	4,407	550,788
QIAGEN NV	7,378	365,831
Sartorius AG (c)	905	192,715

		5,339,292

Sweden — 2.3%
Boliden AB (a)	9,680	296,296
EQT AB	12,700	424,484
Essity AB, Class B	20,560	506,956
Nibe Industrier AB B Shares	52,498	242,246

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2025	continued

	SHARES	VALUE
Sweden — (continued)
Sandvik AB	36,374	$887,509
Svenska Cellulosa AB SCA, Class B	20,655	259,036
Svenska Handelsbanken AB A Shares	49,799	606,767
Tele2 AB B Shares	18,471	285,470
Telia Company AB	80,732	285,121

		3,793,885

Hong Kong — 2.2%
AIA Group Ltd.	365,249	3,405,647
MTR Corporation Ltd.	52,667	189,457

		3,595,104

Italy — 1.6%
FinecoBank Banca Fineco SpA	20,839	443,731
Generali	29,477	1,099,627
Mediobanca Banca di Credito Finanziario SpA	17,054	375,454
Moncler SpA	7,964	424,727
Poste Italiane SpA (b)	15,563	336,227

		2,679,766

Finland — 1.5%
Elisa Oyj	4,836	248,817
Kesko Oyj B Shares	9,318	202,655
Kone Oyj, Class B	11,596	712,068
Metso Oyj	21,178	265,971
Sampo Oyj A Shares	82,664	887,258
Stora Enso Oyj R Shares	20,252	208,376

		2,525,145

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	6,397	441,472
Amadeus IT Group SA	15,362	1,233,432
Cellnex Telecom SA (b)	16,845	594,433

		2,269,337

Norway — 1.1%
DNB Bank ASA	30,591	773,945
Gjensidige Forsikring ASA	6,914	181,863
Mowi ASA	15,791	294,147
Orkla ASA	23,657	248,778
Telenor ASA	20,972	321,729

		1,820,462

	SHARES	VALUE
Belgium — 0.7%
Ageas SA	5,083	$345,594
KBC Group NV	7,832	816,881

		1,162,475

Ireland — 0.6%
James Hardie Industries PLC (a)	19,737	518,031
Kerry Group PLC, Class A	5,636	520,581

		1,038,612

Jersey — 0.1%
WPP PLC	37,565	203,393

Singapore — 0.1%
CapitaLand Investment Ltd.	79,111	168,489

New Zealand — 0.1%
Meridian Energy Ltd.	45,271	152,014

Luxembourg — 0.1%
InPost SA (a)	7,789	111,867

Total Common Stocks (Cost $123,090,131)		162,774,657

SHORT-TERM INVESTMENTS — 0.4%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $616,291)		616,291

Total Short-term Investments (Cost $616,291)		616,291

TOTAL INVESTMENTS (e) — 99.0%
(Cost $123,706,422)		163,390,948
Other Assets Less Liabilities — 1.0%		1,578,103

NET ASSETS — 100.0%		$164,969,051

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,736,109.

(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2025	concluded

(e)

The cost of investments for federal income tax purposes is $128,318,369 resulting in gross unrealized appreciation and depreciation of $43,205,541 and $8,132,962 respectively, or net unrealized appreciation of $35,072,579.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At July 31, 2025	Unrealized Appreciation (Depreciation)
Australian Dollar	Bank of Montreal	AUD per USD	9/17/2025	230,000	$149,144	$147,949	$(1,195)
British Pound	Bank of Montreal	GBP per USD	9/17/2025	60,000	81,230	79,278	(1,952)
Canadian Dollar	Bank of Montreal	CAD per USD	9/17/2025	306,467	225,972	221,708	(4,264)
Euro	JP Morgan	EUR per USD	9/17/2025	290,000	335,971	332,049	(3,922)
Japanese Yen	JP Morgan	JPY per USD	9/17/2025	27,510,000	192,547	183,454	(9,093)
Japanese Yen	JP Morgan	JPY per USD	9/17/2025	19,700,000	136,901	131,372	(5,529)
Swedish Krona	Citibank	SEK per USD	9/17/2025	260,000	27,424	26,646	(778)

					$1,149,189	$1,122,456	$(26,733)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2025	Unrealized Appreciation (Depreciation)
Danish Krone	Goldman Sachs	DKK per USD	9/17/2025	(710,000)	$(110,299)	$(108,970)	$1,329
Euro	Toronto Dominion	EUR per USD	9/17/2025	(90,000)	(105,876)	(103,050)	2,826
Hong Kong Dollar	Bank of Montreal	HKD per USD	9/17/2025	(340,000)	(43,637)	(43,499)	138
Switzerland Franc	Bank of Montreal	CHF per USD	9/17/2025	(133,208)	(165,792)	(165,018)	774
Switzerland Franc	Morgan Stanley	CHF per USD	9/17/2025	(80,000)	(100,989)	(99,103)	1,886

					$(526,593)	$(519,640)	$6,953

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$622,596	$602,816	$(19,780)

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Switzerland Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SEK	– Swedish Krona

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2025

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
ASSETS:
Investments, at value (cost $260,477,449, $247,804,191 and $123,706,422, respectively)	$378,092,990	$715,644,795	$163,390,948
Foreign cash, at value (cost $0, $0 and $738,883, respectively)	—	—	730,166
Receivables for:
Capital stock sold	1,232	159,506	5,070
Interest	1,111,237	5	3
Dividends	125,081	526,426	1,064,677
Unrealized appreciation on forward foreign currency exchange contracts	—	—	6,953

Total assets	379,330,540	716,330,732	165,197,817

LIABILITIES:
Payable for capital stock repurchased	3,868	368,639	44,434
Accrued expenses	442,898	639,861	157,599
Unrealized depreciation on forward foreign currency exchange contracts	—	—	26,733

Total liabilities	446,766	1,008,500	228,766

NET ASSETS	$378,883,774	$715,322,232	$164,969,051

NET ASSETS CONSIST OF:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$245,835,138	$227,403,768	$126,775,141
Net distributable earnings	133,048,636	487,918,464	38,193,910

NET ASSETS	$378,883,774	$715,322,232	$164,969,051

NET ASSET VALUE PER SHARE PER CLASS:
Individual Investor Class Shares:
Net assets applicable to shares outstanding	$264,050,400	$387,982,385	$47,505,597
Shares of beneficial interest issued and outstanding	7,436,173	3,958,809	3,188,567
Net asset value per share	$35.51	$98.00	$14.90

Institutional Class Shares:
Net assets applicable to shares outstanding	$114,833,374	$327,339,847	$117,463,454
Shares of beneficial interest issued and outstanding	3,221,911	3,359,257	7,919,626
Net asset value per share	$35.64	$97.44	$14.83

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF OPERATIONS

For the year ended July 31, 2025

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
INVESTMENT INCOME:
Interest income	$4,996,291	$75	$32
Dividend and other income (net of $13,253, $4,419 and $465,796 foreign withholding taxes, respectively)	2,696,070	8,723,280	4,014,197

Total investment income	7,692,361	8,723,355	4,014,229

EXPENSES:
Administrative services fee	2,885,814	5,772,663	1,397,673
Investment advisory fee	2,474,208	1,427,805	496,154

Total expenses	5,360,022	7,200,468	1,893,827

NET INVESTMENT INCOME	2,332,339	1,522,887	2,120,402

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,676,166	32,719,726	3,254,356
Foreign currency transactions	—	—	(4,519)
Forward foreign currency exchange contracts	—	—	53,901
Change in net unrealized appreciation (depreciation) on:
Investments	(6,820,598)	57,207,168	2,577,856
Foreign currency translations	—	—	38,687
Forward foreign currency exchange contracts	—	—	(32,032)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,855,568	89,926,894	5,888,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,187,907	$91,449,781	$8,008,651

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	BALANCED FUND		EQUITY FUND		MSCI INTERNATIONAL INDEX FUND
	FOR THE YEAR ENDED JULY 31, 2025	FOR THE YEAR ENDED JULY 31, 2024	FOR THE YEAR ENDED JULY 31, 2025	FOR THE YEAR ENDED JULY 31, 2024	FOR THE YEAR ENDED JULY 31, 2025	FOR THE YEAR ENDED JULY 31, 2024
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$2,332,339	$2,319,344	$1,522,887	$1,771,017	$2,120,402	$2,632,753
Net realized gain on investments, foreign currency transactions, and forward foreign currency exchange contracts	21,676,166	18,057,161	32,719,726	1,791,902	3,303,738	4,361,978
Change in net unrealized appreciation (depreciation) on investments, foreign currency translations, and forward foreign currency exchange contracts	(6,820,598)	23,038,445	57,207,168	109,762,461	2,584,511	14,915,925

Net increase in net assets resulting from operations	17,187,907	43,414,950	91,449,781	113,325,380	8,008,651	21,910,656

Dividends and distributions to shareholders:
Distributions
Individual Investor Class	(17,971,643)	(8,227,012)	(3,939,790)	(549,959)	(581,251)	(639,922)
Institutional Class	(8,676,052)	(3,609,310)	(4,073,410)	(1,138,050)	(1,802,882)	(2,048,738)

Total dividends and distributions	(26,647,695)	(11,836,322)	(8,013,200)	(1,688,009)	(2,384,133)	(2,688,660)
Capital share transactions:
Proceeds from sales of shares
Individual Investor Class	15,485,499	17,299,282	24,845,947	34,307,961	7,370,303	8,440,202
Institutional Class	14,275,777	22,294,622	40,006,381	41,817,824	15,568,507	20,418,761
Reinvestment of dividends and distributions
Individual Investor Class	17,399,676	7,973,126	3,832,674	534,875	573,407	632,980
Institutional Class	8,533,611	3,548,005	3,623,012	1,013,383	1,798,549	2,046,659
Payments for shares redeemed
Individual Investor Class[1]	(43,476,004)	(46,487,264)	(58,327,551)	(40,518,479)	(20,952,274)	(7,807,554)
Institutional Class[2]	(28,848,986)	(25,821,729)	(46,889,214)	(41,886,673)	(36,658,848)	(39,097,119)

Net decrease in net assets resulting from capital share transactions	(16,630,427)	(21,193,958)	(32,908,751)	(4,731,109)	(32,300,356)	(15,366,071)

Total increase (decrease) in net assets	(26,090,215)	10,384,670	50,527,830	106,906,262	(26,675,838)	3,855,925
NET ASSETS:
Beginning of period	404,973,989	394,589,319	664,794,402	557,888,140	191,644,889	187,788,964

End of period	$378,883,774	$404,973,989	$715,322,232	$664,794,402	$164,969,051	$191,644,889

1	Net of redemption fee received of $4,795, $3,419, $6,084, $13,514, $6,820 and $3,388, respectively.
2	Net of redemption fee received of $3,165, $843, $15,812, $562, $11,091 and $26,591, respectively.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$36.32	$33.46	$32.93	$37.21	$30.83

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.17	0.11	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	1.41	3.72	1.05	(2.78)	7.51

Total increase (decrease) from investment operations	1.59	3.89	1.16	(2.79)	7.53

Less dividends:
Dividends from net investment income	(0.18)	(0.18)	(0.09)	—	(0.02)
Distributions from net realized gains	(2.22)	(0.85)	(0.54)	(1.49)	(1.13)

Total decrease from dividends	(2.40)	(1.03)	(0.63)	(1.49)	(1.15)

Net Asset Value, end of year	$35.51	$36.32	$33.46	$32.93	$37.21

Total return	4.64%	11.89%	3.67%	(7.97)%	24.86%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$264,050	$280,643	$279,640	$296,605	$323,991
Ratio of expenses to average net assets	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income to average net assets	0.50%	0.52%	0.35%	(0.03)%	0.07%
Portfolio turnover(a)	23%	13%	21%	9%	17%

(a)	Calculated at Fund level.

GREEN CENTURY BALANCED FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,				FOR THE PERIOD NOVEMBER 30, 2020 (COMMENCEMENT OF OPERATIONS) TO JULY 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$36.44	$33.56	$33.06	$37.27	$33.58

Income (loss) from investment operations:
Net investment income	0.29	0.29	0.20	0.08	0.08
Net realized and unrealized gain (loss) on investments	1.41	3.72	1.07	(2.78)	4.78

Total increase (decrease) from investment operations	1.70	4.01	1.27	(2.70)	4.86

Less dividends:
Dividends from net investment income	(0.28)	(0.28)	(0.23)	(0.02)	(0.04)
Distributions from net realized gains	(2.22)	(0.85)	(0.54)	(1.49)	(1.13)

Total decrease from dividends	(2.50)	(1.13)	(0.77)	(1.51)	(1.17)

Net Asset Value, end of period	$35.64	$36.44	$33.56	$33.06	$37.27

Total return	4.94%	12.21%	4.01%	(7.72)%	14.89	%(a)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$114,833	$124,331	$114,950	$101,317	$86,347
Ratio of expenses to average net assets	1.16%	1.16%	1.16%	1.16%	1.16	%(b)
Ratio of net investment income to average net assets	0.80%	0.82%	0.65%	0.27%	0.33	%(b)
Portfolio turnover(c)	23%	13%	21%	9%	17	%(a)

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2025	2024		2023	2022	2021
Net Asset Value, beginning of year	$86.57	$72.03		$64.46	$71.35	$52.23

Income from investment operations:
Net investment income	0.10	0.14		0.23	0.09	0.09
Net realized and unrealized gain (loss) on investments	12.26	14.53		7.68	(6.11)	19.60

Total increase (decrease) from investment operations	12.36	14.67		7.91	(6.02)	19.69

Less dividends:
Dividends from net investment income	(0.07)	(0.13)		(0.18)	(0.02)	(0.06)
Distributions from net realized gains	(0.86)	—		(0.16)	(0.85)	(0.51)

Total decrease from dividends	(0.93)	(0.13)		(0.34)	(0.87)	(0.57)

Net Asset Value, end of year	$98.00	$86.57		$72.03	$64.46	$71.35

Total return	14.36%	20.37%		12.37%	(8.64)%	37.90%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$387,982	$371,751		$314,349	$301,668	$338,094
Ratio of expenses to average net assets	1.20%	1.23	%(a)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.09%	0.17%		0.35%	0.11%	0.14%
Portfolio turnover(b)	8%	5%		4%	5%	9%

(a)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 1.20%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 1.25%.

(b)	Calculated at Fund level.

GREEN CENTURY EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2025	2024		2023	2022	2021
Net Asset Value, beginning of period	$86.07	$71.59		$64.13	$71.12	$52.10

Income from investment operations:
Net investment income	0.35	0.36		0.42	0.31	0.30
Net realized and unrealized gain (loss) on investments	12.23	14.46		7.65	(6.13)	19.54

Total increase (decrease) from investment operations	12.58	14.82		8.07	(5.82)	19.84

Less dividends:
Dividends from net investment income	(0.35)	(0.34)		(0.45)	(0.32)	(0.31)
Distributions from net realized gains	(0.86)	—		(0.16)	(0.85)	(0.51)

Total decrease from dividends	(1.21)	(0.34)		(0.61)	(1.17)	(0.82)

Net Asset Value, end of period	$97.44	$86.07		$71.59	$64.13	$71.12

Total return	14.71%	20.72%		12.72%	(8.38)%	38.33%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$327,340	$293,044		$243,539	$213,705	$178,038
Ratio of expenses to average net assets	0.90%	0.93	%(a)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.39%	0.47%		0.65%	0.41%	0.44%
Portfolio turnover(b)	8%	5%		4%	5%	9%

(a)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 0.90%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 0.95%.

(b)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.36	$13.07	$11.82	$14.94	$11.68

Income (loss) from investment operations:
Net investment income	0.16	0.15	0.16	0.19	0.09
Net realized and unrealized gain (loss) on investments	0.55	1.30	1.23	(2.87)	3.27

Total increase (decrease) from investment operations	0.71	1.45	1.39	(2.68)	3.36

Less dividends:
Dividends from net investment income	(0.17)	(0.16)	(0.14)	(0.18)	(0.10)
Distributions from net realized gains	—	—	—	(0.26)	—

Total decrease from dividends	(0.17)	(0.16)	(0.14)	(0.44)	(0.10)

Net Asset Value, end of period	$14.90	$14.36	$13.07	$11.82	$14.94

Total return	4.96%	11.11%	11.83%	(18.36)%	28.76%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$47,506	$58,855	$52,275	$47,435	$46,508
Ratio of expenses to average net assets	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	0.99%	1.15%	1.34%	1.55%	0.77%
Portfolio turnover(a)	20%	29%	42%	29%	31%

(a)	Calculated at Fund level.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.30	$13.01	$11.78	$14.90	$11.66

Income (loss) from investment operations:
Net investment income	0.19	0.18	0.19	0.24	0.13
Net realized and unrealized gain (loss) on investments	0.56	1.30	1.23	(2.86)	3.26

Total increase (decrease) from investment operations	0.75	1.48	1.42	(2.62)	3.39

Less dividends:
Dividends from net investment income	(0.22)	(0.19)	(0.19)	(0.24)	(0.15)
Distributions from net realized gains	—	—	—	(0.26)	—

Total decrease from dividends	(0.22)	(0.19)	(0.19)	(0.50)	(0.15)

Net Asset Value, end of period	$14.83	$14.30	$13.01	$11.78	$14.90

Total return	5.24%	11.46%	12.15%	(18.05)%	29.09%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$117,463	$132,790	$135,514	$115,620	$112,002
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	1.29%	1.45%	1.64%	1.85%	1.07%
Portfolio turnover(a)	20%	29%	42%	29%	31%

(a)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 — Organization and Significant Accounting Policies

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “MSCI International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund Investor Share Class commenced operations on March 18, 1992, the Balanced Fund Institutional Share Class commenced operations on November 30, 2020, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the MSCI International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The following is a summary of the Funds’ significant accounting policies:

(A)

Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by an independent pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices, exchange or over-the-counter prices. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate fair value. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

Act, the Board of Trustees has designated Green Century Capital Management, Inc. (“GCCM”) as a valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists. As Valuation Designee, GCCM is responsible for the supervision and implementation of the valuation process with respect to the Funds, subject to the Board’s oversight. GCCM will, among other things, (1) assess and manage material risks associated with fair value determinations; (2) select, apply and test fair value methodologies; and (3) oversee and evaluate pricing services used.

For non-U.S. securities traded in foreign markets, the MSCI International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

In accordance with U.S. GAAP, fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of July 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$236,215,705	$ —	$ —	$236,215,705
BONDS & NOTES	—	139,246,345	—	139,246,345
SHORT-TERM OBLIGATIONS	2,630,940	—	—	2,630,940

TOTAL	$238,846,645	$139,246,345	$ —	$378,092,990

The following is a summary of the inputs used to value the Equity Fund’s net assets as of July 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$714,328,943	$ —	$ —	$714,328,943
SHORT-TERM OBLIGATIONS	1,315,852	—	—	1,315,852

TOTAL	$715,644,795	$ —	$ —	$715,644,795

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

The following is a summary of the inputs used to value the MSCI International Index Fund’s net assets as of July 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCK
JAPAN	$ —	$ 37,555,878	$ —	$37,555,878
CANADA	19,206,015	—	—	19,206,015
UNITED KINGDOM	—	17,368,520	—	17,368,520
SWITZERLAND	—	16,829,048	—	16,829,048
FRANCE	—	14,870,874	—	14,870,874
NETHERLANDS	—	13,451,153	—	13,451,153
AUSTRALIA	—	9,591,057	—	9,591,057
DENMARK	—	9,042,271	—	9,042,271
GERMANY	—	5,339,292	—	5,339,292
SWEDEN	—	3,793,885	—	3,793,885
HONG KONG	—	3,595,104	—	3,595,104
ITALY	—	2,679,766	—	2,679,766
FINLAND	—	2,525,145	—	2,525,145
SPAIN	—	2,269,337	—	2,269,337
NORWAY	—	1,820,462	—	1,820,462
BELGIUM	—	1,162,475	—	1,162,475
IRELAND	—	1,038,612	—	1,038,612
JERSEY	—	203,393	—	203,393
SINGAPORE	—	168,489	—	168,489
NEW ZEALAND	152,014	—	—	152,014
LUXEMBOURG	—	111,867	—	111,867

TOTAL COMMON STOCK	19,358,029	143,416,628	—	162,774,657

SHORT-TERM INVESTMENTS	616,291	—	—	616,291

TOTAL	$19,974,320	$143,416,628	$ —	$163,390,948

OTHER FINANCIAL INSTRUMENTS*
FORWARD CONTRACTS	$ —	$ (19,780)	$ —	$ (19,780)

TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (19,780)	$ —	$ (19,780)

* Other financial instruments are derivative instruments such as forward contracts. Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 3 during the reporting period.

(B)

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

(C)

Currency Translations and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The MSCI International Index Fund held open foreign currency spot contracts outstanding as of July 31, 2025 that are not considered investments. The MSCI International Index Fund held forward foreign currency exchange contracts (“Forward Contracts”) as of July 31, 2025 displayed in the Portfolio of Investments.

Cash, including cash denominated in foreign currencies, represents cash on hand held at major financial institutions and is subject to credit risk to the extent the balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

(D)

Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from U.S. GAAP. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(E)

Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Accordingly, no provisions for Federal income or excise tax are necessary.

U.S. GAAP requires that all entities, including pass-through entities such as the Funds, establish a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of July 31, 2025. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits through July 31, 2025. At July 31, 2025, the tax years 2022 through 2025 remain open to examination by the Internal Revenue Service.

(F)

Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the year ended July 31, 2025, the Balanced Fund, Equity Fund and MSCI International Index Fund received $7,960, $21,896, and $17,911 respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

(G)

Indemnification: The Funds’ organizational documents provide that trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote. As of July 31, 2025, no liability has been accrued.

(H)

Offsetting of Assets and Liabilities: As of July 31, 2025, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, if applicable. As of July 31, 2025, no derivative instruments with master netting arrangements were held by the Funds.

NOTE 2 — Transactions With Affiliates

(A)

Investment Adviser: GCCM is the adviser (“the Adviser”) for the Funds. Green Century is owned by Paradigm Partners. Green Century oversees the portfolio management of the Funds on a day-to-day basis. Green Century’s investment advisory fee paid by the Balanced Fund shall be equal on an annual basis to 0.65% of the average daily net assets of the Fund up to $250 million and 0.60% of the value of the average daily net assets of the Fund in excess of $250 million, accrued daily and paid monthly. The Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund’s average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion. The MSCI International Index Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.28% of the MSCI International Index Fund’s average daily net assets.

(B)

Subadvisers: Trillium Asset Management, LLC (“Trillium”) is the subadviser for the Balanced Fund. Trillium’s investment subadvisory fee with respect to the Fund shall be equal on an annual basis to 0.40% of the value of the average daily net assets of the Fund up to $30 million, 0.35% of the value of the average daily net assets of the Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Fund in excess of $250 million. For the year ended July 31, 2025, Green Century accrued fees of $1,314,591 to Trillium. Northern Trust Investments, Inc. (“Northern Trust”) is the subadviser for the Equity Fund and MSCI International Index Fund. For the Equity Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $75,000 or 0.10% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.05% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.03% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the MSCI International Index Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $100,000 or 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the year ended July 31, 2025, Green Century accrued fees of $247,549 and $206,753 to Northern Trust for the Equity Fund and the MSCI International Index Fund, respectively.

(C)

Administrator: Green Century is the administrator (“the Administrator”) of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; interest; taxes; brokerage costs and other capital expenses; expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. The Balanced Fund pays

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.48% of the Fund’s Individual Investor Class average daily net assets up to and including $250 million and 1.43% of the Fund’s Individual Investor Class average daily net assets in excess of $250 million, and 1.18% of the Fund’s Institutional Class average daily net assets up to and including $250 million and 1.13% of the Fund’s Institutional Class average daily net assets in excess of $250 million. The Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.20% of the Fund’s Individual Investor Class average daily net assets, and 0.90% of the Fund’s Institutional Class average daily net assets. Prior to March 1, 2024, the Equity Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.25% of the Fund’s Individual Investor Class average daily net assets, and 0.95% of the Fund’s Institutional Class average daily net assets. The MSCI International Index Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets, and 0.98% of the Fund’s Institutional Class average daily net assets.
(D)

Subadministrator: Pursuant to a Subadministrative and Fund Accounting Services Agreement with the Administrator, UMB Fund Services, Inc. (“UMBFS”) as Subadministrator and Fund Accountant, is responsible for conducting fund accounting and certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the year ended July 31, 2025, Green Century accrued fees of $259,987, $401,804, and $147,211 to UMBFS related to services performed on behalf of the Balanced Fund, the Equity Fund, and the MSCI International Index Fund, respectively.

(E)

Index Agreements: The Equity Fund invests in the securities of the companies included in the MSCI KLD 400 Social ex Fossil Fuels Index (the “KLD Index”). The Index is owned and maintained by MSCI ESG Research (“MSCI”). For the use of the KLD Index for the Equity Fund, MSCI is paid by the Adviser an annual license fee of $29,745, plus the greater of $26,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. The MSCI International Index Fund invests in the securities included in the MSCI World ex USA SRI ex Fossil Fuels Index (the “World Index”). The Index is owned and maintained by MSCI. For the use of the World Index for the MSCI International Index Fund, MSCI is paid by the Adviser an annual license fee of $30,870, plus the greater of $25,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. For the year ended July 31, 2025, Green Century accrued fees of $262,294 and $111,747 to MSCI for the Equity Fund and MSCI International Index Fund, respectively.

NOTE 3 — Investment Transactions

For the year ended July 31, 2025, the Balanced Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $87,613,395 and $125,187,309 respectively. The Equity Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $57,367,404 and $94,933,576, respectively. The MSCI International Index Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $35,765,059 and $68,493,798, respectively.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

NOTE 4 — Federal Income Tax Information

The tax basis of the components of distributable net earnings (deficit) at July 31, 2025 were as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Undistributed ordinary income	$87,285	$—	$1,066,937
Undistributed long-term capital gains	16,073,479	26,380,114	1,996,749

Tax accumulated earnings	16,160,764	26,380,114	3,063,686

Accumulated capital and other losses	(716,749)	(199,675)	—
Unrealized appreciation (depreciation)	117,604,621	461,738,025	35,044,082
Foreign currency translations	—	—	86,142

Distributable net earnings (deficit)	$133,048,636	$487,918,464	$38,193,910

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of July 31, 2025, the Balanced Fund and Equity Fund had $716,749 and $199,675 respectively of post-October capital losses which are deferred until August 1, 2025 for tax purposes.

The tax character of distributions paid during the fiscal year ended July 31, 2025 and the year ended July 31, 2024 were as follows:

	BALANCED FUND		EQUITY FUND
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Ordinary income	$5,170,119	$3,113,789	$1,540,832	$1,688,009
Long-term capital gains	21,477,576	8,722,533	6,472,368	—

	MSCI INTERNATIONAL INDEX FUND
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Ordinary income	$2,384,133	$2,688,660
Long-term capital gains	—	—

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

NOTE 5 — Capital Share Transactions

Capital Share transactions for the Balanced Fund, the Equity Fund and the MSCI International Index Fund were as follows:

	BALANCED FUND INDIVIDUAL INVESTOR CLASS	BALANCED FUND INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	437,926	510,635
Reinvestment of dividends	507,012	237,628
Shares redeemed	(1,235,201)	(1,378,980)

	(290,263)	(630,717)

	BALANCED FUND INSTITUTIONAL CLASS	BALANCED FUND INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	396,324	647,509
Reinvestment of dividends	247,674	105,049
Shares redeemed	(833,994)	(766,329)

	(189,996)	(13,771)

	EQUITY FUND INDIVIDUAL INVESTOR CLASS	EQUITY FUND INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	276,387	443,726
Reinvestment of dividends	41,978	6,359
Shares redeemed	(653,989)	(519,947)

	(335,624)	(69,862)

	EQUITY FUND INSTITUTIONAL CLASS	EQUITY FUND INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	444,714	546,578
Reinvestment of dividends	39,722	12,357
Shares redeemed	(530,007)	(556,153)

	(45,571)	2,782

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	509,228	641,629
Reinvestment of dividends	39,172	45,497
Shares redeemed	(1,457,506)	(589,765)

	(909,106)	97,361

	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	1,058,859	1,560,326
Reinvestment of dividends	123,073	148,184
Shares redeemed	(2,547,427)	(2,842,556)

	(1,365,495)	(1,134,046)

Note 6 — Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The MSCI International Index Fund invested in forward foreign currency exchange contracts during the year ended July 31, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of July 31, 2025, by risk category are as follows:

MSCI INTERNATIONAL INDEX
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$6,953	Unrealized depreciation on forward foreign currency exchange contracts	$26,733

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

The effects of derivative instruments on the Statements of Operations for the year ended July 31, 2025, are as follows:

MSCI INTERNATIONAL INDEX
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations

Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$53,901

MSCI INTERNATIONAL INDEX
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations

Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(32,032)

The average quarterly volume of derivative instruments held by the Funds during the year ended July 31, 2025 are as follows:

MSCI INTERNATIONAL INDEX
		Forward Contracts
Foreign exchange purchase contracts	Notional Value	$1,052,195
Foreign exchange sale contracts	Notional Value	$(502,615)

NOTE 7 — Segment Reporting

Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Officers of the Advisor act as the Funds’ CODM. The Funds’ operations are managed to a single investment objective, as detailed in its prospectus, through the execution of the Funds’ investment strategies. The Funds’ portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Funds’ Financial Statements. The accompanying Financial Statements detail the Funds’ segment assets, liabilities, income, and expenses.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

NOTE 8 — Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	concluded

affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

NOTE 9 — Subsequent Events

Subsequent to July 31, 2025 and through the date on which the financial statements were available for issuance, management has evaluated subsequent events requiring disclosure.

There were no other events requiring accrual or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

To the Shareholders and Board of Trustees

Green Century Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Green Century Balanced Fund, Green Century Equity Fund, and Green Century MSCI International Index Fund (the Funds), three of the Funds comprising Green Century Funds, including the portfolios of investments, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Green Century investment companies since 1995.

Boston, Massachusetts

September 17, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

TAX INFORMATION

For the year ended July 31, 2025, the Balanced Fund, Equity Fund and MSCI International Fund, respectively, had 57.00%, 100% and 0.00% of dividends paid from net investment income qualified for the 70% dividends received deduction available to corporate shareholders.

For the year ended July 31, 2025, the Balanced Fund, Equity Fund and MSCI International Fund, respectively, had 48.71%, 100% and 100% of dividends paid from net investment income, designated as qualified dividend income.

GREEN CENTURY FUNDS TRUSTEES AND OFFICERS

The following table presents information about each Trustee and each Officer of the Trust as of July 31, 2025. Each Trustee and each Officer of the Trust noted as an “interested person” (as defined in the 1940 Act), and noted with an asterisk, is interested by virtue of his or her position with Green Century as described below. The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office.

The Trust’s Registration Statement includes additional information about the Trustees and is available, without charge, upon request by calling the following toll-free number: 1-800-93-GREEN.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD	NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE
Independent Trustees:
Jonathan Darnell 114 State Street Suite 200 Boston, MA 02109 Age: 65	Trustee since 2014	Chief Financial Officer, AltEnergy Acquisition Corp. (since 2021); Member, AltEnergy Acquisition Sponsor (since 2021); Managing Director, AltEnergy, LLC, an investment firm, (since 2016); Managing Director, Pickwick Capital Partners (since 2014); President/ Founder, Patolan Partners, an advisory and investment firm (since 2011).	3

Daniel S. Kern 114 State Street Suite 200 Boston, MA 02109 Age: 64	Trustee since 2015	Chief Investment Officer, Nixon Peabody LLC (Since 2023); Chief Investment Officer, TFC Financial Management (2015-2023); President and Chief Investment Officer, Advisor Partners LLC (2011 to 2015); Board member, Wealthramp (since 2015).	3

Sanford Pooler 114 State Street Suite 200 Boston, MA 02109 Age: 68	Trustee since 2021	Deputy Town Manager/Finance Director, Town of Arlington, MA (since 2016); Finance Director, Town of Amherst, MA (2011-2016).	3

Mary Raftery 114 State Street Suite 200 Boston, MA 02109 Age: 60	Trustee since 2009	Senior Advisor, Funder Collaborations, ClimateWorks Foundation (since 2014); Organizational Development Consultant, Self-employed (since 2007).	3

James H. Starr 114 State Street Suite 200 Boston, MA 02109 Age: 77	Chairperson since 2009; Trustee since 1991	Retired (since 2018); Consultant, Rainville Petito, PLLC (2016 to 2018); Consultant, Danielson Rainville Attorneys, PLLC (2015); Director and President, Gunnison Valley Housing Foundation (since 2010); Director (since 2011) and President (2015-2018), Coal Creek Watershed Coalition.	3

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD	NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE
Thomas Subak 114 State Street Suite 200 Boston, MA 02109 Age: 61	Trustee since 2021	Independent Consultant, Tom Subak LLC (since 2020); Independent Consultant and Chief Partnership Officer, Catchafire, a nonprofit organization (2019-2020); Chief Strategy Officer and Assistant to the President, Planned Parenthood Federation of America (2016-2018).	3

Interested Trustees:
Douglas H. Phelps* 114 State Street Suite 200 Boston, MA 02109 Age: 78	Trustee since 1997	President and Chief Executive Officer, The Public Interest Network (since 1982); Director, Green Century Capital Management, Inc. (since 1996).	3

Wendy Wendlandt* 114 State Street Suite 200 Boston, MA 02109 Age: 63	Trustee since 1991	Director, Green Century Capital Management, Inc. (since 2006); Senior Vice President and Political Director, The Public Interest Network (since 1989); Senior Staff, Fund for Public Interest (since 1989); Acting President, Environment America (since 2020).	3

Officers:
Leslie Samuelrich* 114 State Street Suite 200 Boston, MA 02109 Age 61	President since 2021	President (since 2015), Green Century Capital Management, Inc.	Not applicable

Matthew Dunlap* 114 State Street Suite 200 Boston, MA 02109 Age: 52	Treasurer since 2021	Senior Finance Manager (since 2020) and Treasurer (since 2021), Green Century Capital Management, Inc.; Assistant Vice President, State Street Corporation (2005-2019).	Not applicable

Robert J. Guerin* 114 State Street Suite 200 Boston, MA 02109 Age: 59	Chief Compliance Officer, Secretary and Assistant Treasurer since May 2024	Chief Compliance Officer, Secretary and Assistant Treasurer (since 2024), Green Century Capital Management , Inc.; Senior Vice President , Chief Compliance Officer, Allspring Funds Management LLC. (2007-2023)	Not applicable

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YOUR NOTES

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YOUR NOTES

INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street

Boston, MA 02109

1-800-93-GREEN

www.greencentury.com

info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)

Trillium Asset Management, LLC

Two Financial Center

60 South Street, Suite 1100

Boston, MA 02111

INVESTMENT SUBADVISER (Equity Fund and International Fund)

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

SUBADMINISTRATOR

UMB Fund Services, Inc. (Subadministrator)

235 West Galena Street

Milwaukee, WI 53212

DISTRIBUTOR

Distributor Services, LLC (an affiliate of ACA Group)

140 E. 45th Street, 29th Floor

(2 Grand Central Tower)

New York, NY 10017

CUSTODIAN

UMB Bank, n.a.

928 Grand Blvd

Kansas City, MO 64106

TRANSFER AGENT

Atlantic Shareholder Services, LLC

Three Canal Plaza

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center 60 South Street

Boston, MA 02111

July 31, 2025

Balanced

Fund

Equity

Fund

International

Fund

An investment for your future. Printed on recycled paper with soy-based ink.

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid by the company during the period covered by the report is as follows:

(1) All directors and all members of any advisory board for regular compensation: $30,000 which is paid by the investment adviser.

(2) Each director and each member of an advisory board for special compensation: Not Applicable.

(3) All officers: Not Applicable

(4) Each person of whom any officer or director of the Fund is an affiliated person: Investment adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a)(1)	Code of Ethics: Incorporated by reference to the Registrant’s Form N-CSR filed on October 7, 2013.

(2)	Not applicable.

(3)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(4)	Not applicable

(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
October 7, 2025

/s/ Matthew Dunlap
Matthew Dunlap
Treasurer and Principal Financial Officer
October 7, 2025